Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI	This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2022 (in thousands of each currency)
Debt	LIBOR 1M U.S.$	471,780
	LIBOR 3M U.S.$	343,710
	LIBOR 6M U.S.$	787,068
DFI	LIBOR 1M U.S.$	2,500,000
	LIBOR 3M U.S.$	156,250
	LIBOR 6M U.S.$	243,750
*Note: Notional amounts with maturity after June 30, 2023.
In the event that TIIE ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amount As of December 31, 2022 (in thousands of each currency)
Debt	TIIE 28D MXN	66,950,939
	TIIE 91D MXN	20,392,684
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after December 31, 2022.

Details of Interest Rate Sensitivity
Interest rate sensitivity to + 10 bp

Interbank Yield Curves	PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
CHF	U.S.$	366	U.S.$	(368)	U.S.$	(2)	U.S.$	357
Euro	30,739	(27,583)	3,156	23,409
Pound Sterling	1,468	(1,458)	10	1,312
Yen	2,418	(1,237)	1,181	2,064
Peso	12,349	454	12,803	11,534
UDI	10,510	(10,143)	367	8,770
U.S. dollar	786,744	176,361	963,105	254,268
In thousands of U.S. dollars Figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments
INTEREST RATE and CURRENCY DFIs
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				Sensitivity Net		VaR 95% Net		PEMEX Curves
Currency	Sensitivity Debt		Sensitivity DFIs						Sensitivity Debt
CHF	U.S.$	(3,913)	U.S.$	3,964	U.S.$	51	U.S.$	(42)	U.S.$	(3,850)
Euro	(111,148)		76,215		(34,933)		(36,092)		(96,480)
Pound Sterling	(5,336)		5,334		(2)		(3)		(4,863)
Yen	(8,463)		2,045		(6,418)		(7,542)		(7,567)
Peso	(164,652)		(17,471)		(182,123)		(165,737)		(161,607)
UDI	(21,259)		20,794		(465)		(435)		(19,120)
In thousands of U.S. dollars Figures not audited

Details of Current and Potential Exposures and Aggregated By Credit Rating
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	(176,154)	U.S.$	166,520	U.S.$	191,753	U.S.$	111,377	U.S.$	123,806	U.S.$	—	U.S.$	—
A	(102,791)		224,207		253,413		163,192		100,000		—		—
A-	(216,848)		378,031		218,832		253,977		124,570		—		—
BBB+	55,029		234,233		401,638		416,710		97,429		120,463		157,057
BBB	(52,181)		361,620		587,566		519,802		343,821		266,512		288,818
BBB-	(137,999)		29,622		90,515		123,290		148,267		—		—
							in thousands of U.S. dollars Figures not audited

Summary Maximum Credit Exposure by term in Petróleos Mexicanos including debt
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	111,377	U.S.$	123,806	U.S.$	—	U.S.$	—
A	—		—		3,413		163,192		100,000		—		—
A-	—		96,659		147,895		253,977		124,570		—		—
BBB+	—		—		—		416,710		97,429		120,463		157,057
BBB	—		—		—		519,802		343,821		266,512		288,818
BBB-	—		29,622		90,515		123,290		148,267		—		—
							in thousands of U.S. dollars Figures not audited

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2022(1)(2)

	Year of expected maturity date
	2023		2024		2025		2026		2027		2028 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	49,003,377	Ps.	22,392,384	Ps.	34,634,833	Ps.	74,001,164	Ps.	116,556,308	Ps.	895,763,628	Ps.	1,192,351,694	Ps.	1,011,100,409
Average interest rate (%)	—		—		—		—		—		—		6.59%
Fixed rate (Japanese yen)	4,410,000		—		—		11,747,618		—		—		16,157,618		14,691,136
Average interest rate (%)	—		—		—		—		—		—		1.35%
Fixed rate (pound sterling)	—		—		10,479,479		—		—		—		10,479,479		9,441,285
Average interest rate (%)	—		—		—		—		—		—		3.75%
Fixed rate (pesos)	38,129,345		118,930,168		—		31,135,724		—		—		188,195,237		182,158,536
Average interest rate (%)	—		—		—		—		—		—		7.76%
Fixed rate (UDIs)	—		—		—		24,060,801		—		14,024,600		38,085,401		37,120,498
Average interest rate (%)	—		—		—		—		—		—		4.09%
Fixed rate (euros)	28,979,202		25,859,165		34,142,241		20,714,535		25,865,189		53,510,465		189,070,797		173,811,236
Average interest rate (%)	—		—		—		—		—		—		4.30%
Fixed rate (Swiss francs)	7,659,500		—		—		—		—		—		7,659,500		7,475,294
Average interest rate (%)	—		—		—		—		—		—		1.75%
Total fixed rate debt	Ps.	128,181,424	Ps.	167,181,717	Ps.	79,256,553	Ps.	161,659,842	Ps.	142,421,497	Ps.	963,298,693	Ps.	1,641,999,726	Ps.	1,435,798,394
Variable rate (U.S. dollars)	Ps.	204,537,935	Ps.	57,417,565	Ps.	5,739,676	Ps.	2,398,477	Ps.	2,487,239	Ps.	6,104,457	Ps.	278,685,349	Ps.	272,536,429
Variable rate (euros)	13,415,342		—		—		—		—		—		13,415,342		13,497,422
Variable rate (pesos)	80,449,683		25,456,403		7,790,683		1,213,716		1,200,252		1,889,545		118,000,282		131,589,540
Total variable rate debt	Ps.	298,402,960	Ps.	82,873,968	Ps.	13,530,359	Ps.	3,612,193	Ps.	3,687,491	Ps.	7,994,002	Ps.	410,100,973	Ps.	417,623,391
Total debt	Ps.	426,584,384	Ps.	250,055,685	Ps.	92,786,912	Ps.	165,272,035	Ps.	146,108,988	Ps.	971,292,695	Ps.	2,052,100,699	Ps.	1,853,421,785
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00; Ps. 0.1470 = 1.00 Japanese yen; Ps. 23.3496 = 1.00 pound sterling; Ps. 7.646804 = 1.00 UDI; Ps. 20.7083 = 1.00 euro; and Ps. 20.9791 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2021(1)(2)

	Year of expected maturity date
	2022		2023		2024		2025		2026		2027 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	37,913,852	Ps.	50,307,730	Ps.	23,079,032	Ps.	36,124,005	Ps.	78,925,073	Ps.	1,032,384,964	Ps.	1,258,734,656	Ps.	1,294,291,227
Average interest rate (%)	—		—		—		—		—		—		6.00%
Fixed rate (Japanese yen)	—		5,367,000		—		—		14,296,527		—		19,663,527		18,454,292
Average interest rate (%)	—		—		—		—		—		—		1.00%
Fixed rate (pounds sterling)	9,753,906		—		—		12,508,863		—		—		22,262,769		23,002,138
Average interest rate (%)	—		—		—		—		—		—		6.00%
Fixed rate (pesos)	85,401,120		—		57,280,273		—		31,048,584		—		173,729,977		171,407,986
Average interest rate (%)	—		—		—		—		—		—		8.00%
Fixed rate (UDIs)	—		—		—		—		22,428,519		13,026,170		35,454,689		35,287,367
Average interest rate (%)	—		—		—		—		—		—		4.00%
Fixed rate (euros)	37,384,961		32,746,388		29,205,234		38,593,629		23,400,183		89,686,575		251,016,970		260,931,866
Average interest rate (%)	—		—		—		—		—		—		4.00%
Fixed rate (Swiss francs)	—		8,240,281		—		—		—		—		8,240,281		8,302,575
Average interest rate (%)	—		—		—		—		—		—		2.00%
Total fixed rate debt	Ps.	170,453,839	Ps.	96,661,399	Ps.	109,564,539	Ps.	87,226,497	Ps.	170,098,886	Ps.	1,135,097,709	Ps.	1,769,102,869	Ps.	1,811,677,451
Variable rate (U.S. dollars)	Ps.	200,020,654	Ps.	34,147,302	Ps.	61,710,357	Ps.	6,949,574	Ps.	3,382,861	Ps.	12,306,214	Ps.	318,516,962	Ps.	274,925,000
Variable rate (euros)	—		15,214,474		—		—		—		—		15,214,474		15,241,361
Variable rate (pesos)	84,470,650		7,029,082		10,790,839		6,907,513		206,075		118,960		109,523,119		109,857,819
Total variable rate debt	Ps.	284,491,304	Ps.	56,390,858	Ps.	72,501,196	Ps.	13,857,087	Ps.	3,588,936	Ps.	12,425,174	Ps.	443,254,555	Ps.	400,024,180
Total debt	Ps.	454,945,143	Ps.	153,052,257	Ps.	182,065,735	Ps.	101,083,584	Ps.	173,687,822	Ps.	1,147,522,883	Ps.	2,212,357,424	Ps.	2,211,701,631
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2021, of Ps. 20.5835 = U.S. $1.00; Ps. 0.1789 = 1.00 Japanese yen; Ps. 27.8834 = 1.00 pound sterling; Ps. 7.108233 = 1.00 UDI; Ps. 23.4086 = 1.00 euro; and Ps. 22.5924 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2022(1) (2)

	Year of expected maturity date
	2023		2024		2025		2026		2027		2028 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	4,346,428	Ps.	3,227,627	Ps.	2,378,252	Ps.	—	Ps.	—	Ps.	—	Ps.	9,952,307	Ps.	409,459
Average pay rate	2.37%		2.35%		2.31%		0.00%		0.00%		0.00%		N.A.		N.A.
Average receive rate	5.45%		5.07%		4.34%		0.00%		0.00%		0.00%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	Ps.	—	Ps.	48,535,750	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	48,535,750	Ps.	2,263,382
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	45,303,255	Ps.	25,853,538	Ps.	37,200,560	Ps.	21,259,267	Ps.	26,074,861	Ps.	56,631,520	Ps.	212,323,001	Ps.	(11,745,814)
Receive Japanese yen/Pay U.S. dollars	4,685,672		—		—		—		—		—		4,685,672		(231,855)
Receive pounds sterling/Pay U.S. dollars	—		—		11,486,665		—		—		—		11,486,665		(1,123,000)
Receive UDI/Pay pesos	—		—		3,063,181		17,076,001		—		11,594,491		31,733,673		6,147,449
Receive Swiss francs/Pay U.S. dollars	7,086,220		—		—		—		—		—		7,086,220		620,453
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	—	Ps.	11,845,210	Ps.	—	Ps.	—	Ps.	11,845,210	Ps.	(461,140)
Buy Call, Sell Call and Sell Put on euros	—		25,978,760		15,067,681		—		—		25,978,760		67,025,201		(4,750,485)
Sell Call on pounds sterling	—		—		10,556,234		—		—		—		10,556,234		(2,835)
Sell Call on Swiss francs	7,664,921		—		—		—		—		—		7,664,921		(1,617)
Sell Call on Euros	13,508,955		—		13,508,955		15,587,256		25,978,760		28,057,061		96,640,987		(375,031)
FX Forwards
Receive U.S. dollars / Pay pesos	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00 and Ps. 20.7083 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2021(1)(2)

	Year of expected maturity date
	2022		2023		2024		2025		2026		2027 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	4,754,104	Ps.	4,608,186	Ps.	3,422,007	Ps.	2,521,479	Ps.	—	Ps.	—	Ps.	15,305,776	Ps.	(263,340)
Average pay rate	2.43%		2.37%		2.35%		2.31%		0.00%		0.00%		N.A.		N.A.
Average receive rate	0.86%		1.65%		2.12%		2.26%		0.00%		0.00%		N.A.		N.A.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M	Ps.	—	Ps.	—	Ps.	51,458,750	Ps.	—	Ps.	—	Ps.	—	Ps.	51,458,750	Ps.	(323,852)
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	36,728,355	Ps.	48,031,582	Ps.	27,410,532	Ps.	40,585,768	Ps.	23,338,421	Ps.	87,687,261	Ps.	263,781,919	Ps.	(4,217,800)
Receive Japanese yen/Pay U.S. dollars	—		4,967,860		—		—		—		—		4,967,860		70,651
Receive pounds sterling/Pay U.S. dollars	10,327,298		—		—		12,178,434		—		—		22,505,732		(94,957)
Receive UDI/Pay pesos	—		—		—		3,063,181		17,076,001		10,374,031		30,513,213		6,159,382
Receive Swiss francs/Pay U.S. dollars	—		7,512,978		—		—		—		—		7,512,978		524,471
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,308,629	Ps.	—	Ps.	14,308,629	Ps.	(206,526)
Buy Call, Sell Call and Sell Put on euros	—		—		29,253,527		16,967,046		—		29,253,527		75,474,100		(1,398,532)
Sell Call on pounds sterling	—		—		—		12,534,024		—		—		12,534,024		(27,896)
Sell Call on Swiss francs	—		8,229,792		—		—		—		—		8,229,792		(12,202)
Sell Call on Euros	14,041,693		15,211,834		—		15,211,834		17,552,116		60,847,337		122,864,814		(917,025)
FX Forwards
Receive U.S. dollars / Pay pesos	Ps.	12,340,413	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	12,340,413	Ps.	3,575
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2021, of Ps. 20.5835 = U.S. $1.00 and Ps. 23.4086 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2022 and 2021 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2022(1)

			Year of expected maturity date
	Total Carrying Value		2023		2024		2025		2026		2027		2028 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	282,245,250	Ps.	282,245,250	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	282,245,250
Accounts and accrued expenses Payable	81,808,426		81,808,426		—		—		—		—		—		81,808,426
Leases	51,131,575		12,675,801		9,520,188		7,597,880		6,872,446		6,326,035		38,294,561		81,286,911
Debt	2,091,463,996		589,247,128		364,516,602		180,784,946		248,156,834		213,073,284		1,828,545,637		3,424,324,431
Total	Ps.	2,506,649,247	Ps.	965,976,605	Ps.	374,036,790	Ps.	188,382,826	Ps.	255,029,280	Ps.	219,399,319	Ps.	1,866,840,198	Ps.	3,869,665,018
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2022, of Ps. 19.4143 = U.S. $1.00; Ps. 0.1470 = 1.00 Japanese yen; Ps. 23.3496 = 1.00 pound sterling; Ps. 7.646804 = 1.00 UDI; Ps. 20.7083 = 1.00 euro; and Ps. 20.9791 = 1.00 Swiss franc.
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2021(1)

			Year of expected maturity date
	Total Carrying Value		2022		2023		2024		2025		2026		2027 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	264,056,358	Ps.	264,056,358	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	264,056,358
Accounts and accrued expenses Payable	32,015,808		32,015,808		—		—		—		—		—		32,015,808
Leases	59,351,648		12,605,808		9,419,274		8,532,225		7,607,774		6,623,833		48,274,654		93,063,568
Debt	2,249,695,894		476,595,081		345,041,866		278,703,016		188,640,855		254,935,624		2,114,074,975		3,657,991,417
Total	Ps.	2,605,119,708	Ps.	785,273,055	Ps.	354,461,140	Ps.	287,235,241	Ps.	196,248,629	Ps.	261,559,457	Ps.	2,162,349,629	Ps.	4,047,127,151
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates on December 31, 2021, of Ps. 20.5835 = U.S. $1.00; Ps. 0.1789 = 1.00 Japanese yen; Ps. 27.8834 = 1.00 Pound sterling; Ps. 7.108233 = 1.00 UDI; Ps. 23.4086 = 1.00 euro; and Ps. 22.5924 = 1.00 Swiss franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges for accounting purposes and entered into for trading purposes as of December 31, 2022 and 2021. It should be noted that:
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V., among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

		December 31, 2022				December 31, 2021
DFI	POSITION	Notional Amount		Fair Value		Notional Amount		Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	Ps.	4,246,878	Ps.	122,931	Ps.	7,075,578	Ps.	(137,382)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	5,678,683		286,469		8,027,565		(123,206)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	31,733,673		6,147,449		30,513,214		6,159,382
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,685,672		(231,856)		4,967,860		70,651
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	14,868,234		(1,361,333)		15,763,653		(471,040)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	197,454,768		(10,384,481)		248,018,268		(3,746,760)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	—		—		10,327,298		(14,455)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	11,486,665		(1,123,000)		12,178,434		(80,503)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	7,086,220		620,453		7,512,978		524,471
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	48,535,750		2,263,382		51,458,750		(323,852)
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	11,845,210		(461,140)		14,308,629		(206,526)
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	67,025,201		(4,750,485)		75,474,101		(1,398,532)
Currency Options	PEMEX Sell Call on Pound sterling	10,556,234		(2,835)		12,534,024		(27,896)
Currency Options	PEMEX Sell Call on CHF	7,664,921		(1,617)		8,229,792		(12,202)
Currency Options	PEMEX Sell Call on euro	96,640,988		(375,031)		122,864,815		(917,025)
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	—		—		12,340,413		3,575
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	26,746		59		202,632		(2,752)
	Subtotal			Ps.	(9,251,035)			Ps.	(704,052)

		December 31, 2022			December 31, 2021
DFI	Position	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	34.90	Ps.	(207,494)	54.10	Ps.	(458,068)
Crack Spread Swaps	PEMEX pays fixed in U.S.$ and receives floating in U.S.$ Crack Spread Diesel	0.59	(27,959)		—	—
	Subtotal		Ps.	(235,453)		Ps.	(458,068)

	Total		Ps.	(9,486,488)		Ps.	(1,162,120)

		December 31, 2022			December 31, 2021
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(1.48)	Ps.	(263,060)	(0.61)	Ps.	(4,677)
Petroleum Products Swaps	Exchange traded	(2.27)	146,828		(2.31)	(28,389)
Notes: Amounts may not total due to rounding.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2022 and 2021:

	Derivatives assets Fair value
	December 31, 2022		December 31, 2021
Derivatives not designated as hedging instruments
Forwards	Ps.	—	Ps.	22,896
Currency options	—		164,218
Interest rate options	2,263,382		—
Cross-currency swaps	10,082,786		12,286,853
Interest rate swaps	409,400		—
Total derivatives not designated as hedging instruments	Ps.	12,755,568	Ps.	12,473,967
Total assets	Ps.	12,755,568	Ps.	12,473,967

	Derivatives liabilities Fair value
	December 31, 2022		December 31, 2021
Derivatives not designated as hedging instruments
Forwards	Ps.	—	Ps.	(19,321)
Crude oil options	(207,494)		(458,068)
Currency options	(5,211,625)		(1,769,276)
Interest rate options	—		(323,852)
Crack spread swaps	(27,959)		—
Cross-currency swaps	(16,795,037)		(10,802,229)
Interest rate swaps	59		(263,340)
Total derivatives not designated as hedging instruments	Ps.	(22,242,056)	Ps.	(13,636,086)
Total liabilities	Ps.	(22,242,056)	Ps.	(13,636,086)
Net total	Ps.	(9,486,488)	Ps.	(1,162,119)

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2022, 2021 and 2020, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2022		December 31, 2021		December 31, 2020
Forwards	Ps.	(57,874)	Ps.	255,045	Ps.	—
Futures	(1,871,162)		(1,478,143)		(1,612,650)
Crude oil options	(3,038,638)		(2,373,131)		4,996,014
Currency options	(3,592,393)		(4,791,503)		2,698,748
Interest rate options	2,664,631		522,241		(1,802,514)
Crack spread swaps	(27,883)		—		—
Cross-currency swaps	(17,511,767)		(17,344,621)		13,770,849
Crude oil futures swaps	—		(146,350)		(176,341)
Interest rate swaps	572,135		132,219		(777,965)
Total	Ps.	(22,862,951)	Ps.	(25,224,243)	Ps.	17,096,141